Related Party Transactions (Schedule of Outstanding Balances and Related Income and Expenses) (Details)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Trusts [Member] KRW		Dec. 31, 2009 Trusts [Member] KRW		Dec. 31, 2008 Trusts [Member] KRW		Dec. 31, 2008 DSME [Member] KRW		Dec. 31, 2008 Money Today [Member] KRW		Dec. 31, 2010 SK [Member] KRW		Dec. 31, 2009 SK [Member] KRW		Dec. 31, 2008 SK [Member] KRW		Dec. 31, 2008 HITE [Member] KRW		Dec. 31, 2009 LGInt [Member] KRW		Dec. 31, 2008 LGInt [Member] KRW		Dec. 31, 2009 Uclick [Member] KRW		Dec. 31, 2008 Uclick [Member] KRW		Dec. 31, 2010 KB Life [Member] KRW	Dec. 31, 2009 KB Life [Member] KRW	Dec. 31, 2008 KB Life [Member] KRW	Dec. 31, 2008 ING Life [Member] KRW	Dec. 31, 2010 Directors [Member] KRW		Dec. 31, 2009 Directors [Member] KRW		Dec. 31, 2008 Directors [Member] KRW		Dec. 31, 2009 Aju Auto Rental [Member] KRW		Dec. 31, 2009 KolonINet [Member] KRW		Dec. 31, 2008 KolonINet [Member] KRW		Dec. 31, 2009 AceTech [Member] KRW		Dec. 31, 2008 AceTech [Member] KRW		Dec. 31, 2009 KolonBenit [Member] KRW		Dec. 31, 2008 KolonBenit [Member] KRW		Dec. 31, 2010 Cheil [Member] KRW		Dec. 31, 2010 Parent Company [Member] KRW
Loans															150,000,000,000	[1]	150,000,000,000	[1]	150,000,000,000	[1]					101,562,000,000	[1]									7,176,000,000	[2]	12,245,000,000	[2]	6,970,000,000	[2]	17,548,000,000	[3]	9,970,000,000	[4]	35,033,000,000	[4]			2,000,000,000	[1]
Due from customers on acceptances	1,661,233,000	1,878,190,000,000	1,895,444,000,000																						44,990,000,000	[1]																													15,716,000,000	[1]
Receivables		142,176,000,000	264,373,000,000		22,151,000,000	[5]	22,959,000,000	[5]	14,743,000,000	[5]
Borrowings	7,761,543,000	8,775,200,000,000	8,176,286,000,000		1,834,461,000,000	[5]	1,658,160,000,000	[5]	2,775,135,000,000	[5]																																															750,000,000,000
Interest income on loans	9,916,914,000	11,212,063,000,000	11,840,037,000,000	13,864,324,000,000									5,000,000	[1]	8,295,000,000	[1]	8,295,000,000	[1]	8,295,000,000	[1]	290,000,000	[3]	826,000,000	[1]	2,124,000,000	[1]			38,000,000	[6]		1,000,000	9,000,000		112,000,000	[2]	646,000,000	[2]	956,000,000	[2]	1,312,000,000	[3]	1,054,000,000	[4]	331,000,000	[4]	20,000,000	[1]	68,000,000	[1]
Fees and commission income					148,453,000,000	[5]	126,785,000,000	[5]	101,274,000,000	[5]	36,000,000	[1]											12,000,000	[1]	153,000,000	[1]					38,499,000,000	34,636,000,000	47,951,000,000	10,674,000,000									2,000,000	[4]	32,000,000	[4]									2,000,000	[1]
Interest expense on borrowings					32,242,000,000	[5]	56,438,000,000	[5]	72,001,000,000	[5]
Purchase of goods and services																											603,000,000	[6]	3,006,000,000	[6]																					102,000,000	[4]	182,000,000	[4]

[1]	The non-executive directors of the Company during the year were also non-executive directors of the entities above.
[2]	Represent directors, director nominees, executive officers (Deputy President or higher) and their immediate family members.
[3]	The non-executive director of the Company during the year was the senior advisor of the entity.
[4]	The non-executive director of the Company, is the CEO and non-executive director of Kolon INet and Kolon Benit, respectively.
[5]	See Note 36
[6]	The non-executive director of the Company, is the majority stockholder of Uclick.